ReliaStar Life Insurance Company of New York
and its Separate Account NY-B

ING Rollover ChoiceSM – NY Variable Annuity Contracts

Supplement dated June 14, 2010 to the Contract Prospectus dated May 1, 2009, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

1.	Effective June 1, 2010, the name of the subadviser for ING Van Kampen Comstock Portfolio and ING Van
Kampen Equity and Income Portfolio changed from Morgan Stanley Investment Management, Inc. (d/b/a Van
Kampen) to Invesco Advisers, Inc.

2.	Effective on or about June 14, 2010, ING Wells Fargo Omega Growth Portfolio will change its name to ING
Large Cap Growth Portfolio and ING Investment Management Co. will replace Wells Capital Management Inc.
as the subadviser. Accordingly, effective on or about June 14, 2010, all references to ING Wells Fargo Omega
Growth Portfolio in the Contract Prospectus are hereby deleted and replaced with ING Large Cap Growth
Portfolio.

3.	Effective on or about August 23, 2010, ING DFA Global All Equity Portfolio will change its name to ING
DFA World Equity Portfolio. Accordingly, effective on or about August 23, 2010, all references to ING DFA
Global All Equity Portfolio in the Contract Prospectus are hereby deleted and replaced with ING DFA World
Equity Portfolio.

4.	Effective as of the dates noted above, the information for the funds referenced above appearing in the Contract Prospectus under Appendix B–The Funds is hereby deleted and replaced with the following:
	Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
	ING Investors Trust – ING DFA World Equity	Seeks long-term capital appreciation.
Portfolio (formerly ING DFA Global All Equity
Portfolio)
Investment Adviser: Directed Services LLC
Subadviser: Dimensional Fund Advisors LP
	ING Investors Trust – ING Large Cap Growth	Seeks long-term capital growth.
Portfolio (formerly ING Wells Fargo Omega
Growth Portfolio)
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
	ING Partners, Inc. – ING Van Kampen Comstock	Seeks capital growth and income.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
	ING Partners, Inc. – ING Van Kampen Equity	Seeks total return, consisting of long-term capital
	and Income Portfolio	appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

X.139695-10A		June 2010